Share-Based Payments - Schedule of Outstanding Warrants and their Exercise Price (Details) - Outstanding Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payments - Schedule of Outstanding Warrants and their Exercise Price (Details) [Line Items]
Warrants, Granted beginning	3,364,000,000	1,538,000,000
Weighted average exercise price, Granted beginning (in Dollars per share)	$ 1.58	$ 2.6
Potential shares from exercise of warrants, Granted beginning	2,756,523	1,538,000
Warrants, Cancelled/forfeited	(480,945,000)	(160,305,000)
Weighted average exercise price, Cancelled/forfeited (in Dollars per share)	$ 2.34	$ 4.85
Potential shares from exercise of warrants, Cancelled/forfeited
Warrants, Expired		(30,000,000)
Weighted average exercise price, Expired (in Dollars per share)		$ 46.67
Potential shares from exercise of warrants, Expired
Warrants ,Outstanding ending	5,868,523,000	2,985,468,000
Weighted average exercise price, Outstanding ending (in Dollars per share)	$ 3.62	$ 6.09
Potential shares from exercise of warrants, Outstanding ending	5,868,523	2,985,468
Warrants, Exercisable	1,703,891,000	1,098,918,000
Weighted average exercise price, Exercisable (in Dollars per share)	$ 7.93	$ 11.26
Potential shares from exercise of warrants, Exercisable	1,703,891	1,098,918